UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09-30-2004
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey Casdin              New York, New York          11/15/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:       $623,972
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


                                             FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP      VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER   VOTING AUTHORITY
                                                                                       ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107     5127   520000   SH         SOLE          520000    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    28735  1400354   SH         SOLE         1400354    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC   COMMON    075811109    26764   476900   SH         SOLE          476900    0        0
-----------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC       COMMON    09062X103    27796   454400   SH         SOLE          454400    0        0
-----------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC     COMMON    101137107    56738  1428100   SH         SOLE         1428100    0        0
 CORP
-----------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC     COMMON    101137907     3150     6000   CALL      SOLE                0    0     6000
 CORP
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    13109  2383372   SH         SOLE         2383372    0        0
-----------------------------------------------------------------------------------------------------------
CYTOGEN INC           COMMON    232824300    18107  1717903   SH         SOLE         1717903    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    31953  2783400   SH         SOLE         2783400    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ELI LILLY & CO        COMMON    532457108    25077   417600   SH         SOLE          417600    0        0
-----------------------------------------------------------------------------------------------------------
FOREST LABORATORIES   COMMON    345838106    30339   674800   SH         SOLE          674800    0        0
      INC
-----------------------------------------------------------------------------------------------------------
GENESIS HEALTHCARE    COMMON    37184D101     4492   147710   SH         SOLE          147710    0        0
      CORP
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    22510   602206   SH         SOLE          602206    0        0
-----------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION   COMMON    401698105    43580   659900   SH         SOLE          659900    0        0
-----------------------------------------------------------------------------------------------------------
HUMANA INC            COMMON    444859102      180     6000   PUT       SOLE                0    0     6000
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    83802  2582500   SH         SOLE         2582500    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109     1719   290942   SH         SOLE          290942    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE CORP           COMMON    45337C102     7402   768600   SH         SOLE          768600    0        0
-----------------------------------------------------------------------------------------------------------
INSPIRE               COMMON    457733103    33348  2120000   SH         SOLE         2120000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTCIALS  COMMON    45031X204    17244  1414570   SH         SOLE         1414570    0        0
-----------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE    COMMON    494580103     5707   233900   SH         SOLE          233900    0        0
         INC
-----------------------------------------------------------------------------------------------------------
MAGELLAN HEALTH       COMMON    559079207    10193   278800   SH         SOLE          278800    0        0
 SERVICES INC
-----------------------------------------------------------------------------------------------------------
MEDTRONIC INC         COMMON    585055956      182     2200   PUT        SOLE               0    0     2200
-----------------------------------------------------------------------------------------------------------
MEMORY                COMMON    58606R403     6894   900000   SH         SOLE          900000    0        0
 PHARMACEUTICALS CORP
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M301    25371  2567889   SH         SOLE         2567889    0        0
-----------------------------------------------------------------------------------------------------------
PHOTOMEDEX INC        COMMON    719358103     3815  1609706   SH         SOLE         1609706    0        0
-----------------------------------------------------------------------------------------------------------
SURMODICS INC         COMMON    868873950      265     2000   PUT        SOLE               0    0     2000
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    48612  1406200   SH         SOLE         1406200    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
VICURON               COMMON    926471103    20526  1398200   SH         SOLE         1398200    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109    21237  1217700   SH         SOLE         1217700    0        0
 INC
-----------------------------------------------------------------------------------------------------------

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